CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operations	$ 65,642,334	$ 92,529,425	$ 136,125,855
Adjustment to Obtain the Operating Activities Flows:
Expected credit loss allowance	52,451,787	42,757,814	100,499,774
Depreciation and Impairment of Assets	27,877,145	28,240,107	24,357,791
Loss on Net Monetary Position	273,376,583	154,864,332	100,034,963
Other Operations	179,920,737	236,952,445	108,114,303
Net (Increases)/Decreases from Operating Assets:
Debt securities measured at fair value through profit or loss	33,799,708	(26,243,268)	(49,445,694)
Derivative Financial Instruments	(898,557)	3,936,492	2,957,243
Repurchase Transactions	258,106	(247,905)	(134,955)
Other Financial Assets	(8,138,084)	(15,313,682)	2,242,765
Net Loans and Other Financing
Non-financial Public Sector	(1,286,225)	14	33,201
Other Financial Institutions	17,758,359	18,239,931	(8,140,522)
Non-financial Private Sector and Residents Abroad	139,909,091	34,190,135	(204,731,915)
Other Debt Securities	(182,873,971)	(115,968,553)	8,300,474
Financial Assets Pledged as Collateral	(83,466,054)	(13,602,901)	(8,798,399)
Investments in Equity Instruments	199,643	12,330,533	909,937
Other Non-financial Assets	(3,579,211)	1,466,919	2,563,011
Non-current Assets Held for Sale	29	84,951	69,913
Deposits
Non-financial Public Sector	(8,792,001)	(12,822,820)	55,587,268
Financial Sector	334,393	833,485	3,919,997
Non-financial Private Sector and Residents Abroad	132,560,783	41,347,475	353,042,225
Liabilities at fair value through profit or loss	(69,185)	147,408	(5,692,696)
Derivative Financial Instruments	306,935	1,218,262	(3,357,999)
Other Financial Liabilities	(29,777,020)	96,658,397	3,906,365
Provisions	1,719,967	(2,568,163)	107,499
Other Non-financial Liabilities	3,378,799	437,042	186,943
Income Tax Payments	(30,393,315)	(28,573,185)	(82,376,451)
NET CASH GENERATED BY OPERATING ACTIVITIES (A)	580,220,776	550,894,690	540,280,896
Payments:
Purchase of PP&E and Intangible Assets	(18,530,215)	(19,368,808)	(20,946,138)
Capital Contributions and purchase of shares in Investments in Subsidiaries, Associates, and Joint Ventures	(777,397)	(407,369)	(300,757)
Collections:
Sale of PP&E and Intangible Assets	607,887	1,266,590	777,996
Dividends earned	0	2,024,507	527,179
Sales of Investments in Subsidiaries, Associates and Joint Ventures	0	88,012	0
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(18,699,725)	(16,397,068)	(19,941,720)
Payments:
Unsubordinated Debt Securities	(40,139,963)	(33,225,902)	(81,853,704)
Loans from Local Financial Institutions	(51,426,488)	(34,570,938)	(103,370,372)
Dividends	(25,173,651)	(3,751,528)	(5,987,515)
Leases payments	(2,675,287)	(3,381,869)	(3,919,605)
Collections:
Debt Securities	67,426,678	46,521,453	34,483,183
Loans from Local Financial Institutions	75,039,162	44,827,056	57,427,529
NET CASH GENERATED BY /(USED IN) FINANCING ACTIVITIES (C)	23,050,451	16,418,272	(103,220,484)
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	179,793,400	86,482,584	96,457,041
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	764,364,902	637,398,478	513,575,733
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(687,998,281)	(500,725,401)	(328,894,039)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,250,494,461	1,113,821,384	929,139,690
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 1,326,861,082	$ 1,250,494,461	$ 1,113,821,384